Note 18 - Fair Value Disclosure Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
		December 31, 2022

(Dollar amounts in thousands)	Level I	Level II	Level III	Total

Assets measured on a recurring basis:
Subordinated debt	$-	$21,427	$8,737	$30,164
Obligations of states and political subdivisions	-	127,334	-	127,334
Mortgage-backed securities in government-sponsored entities	-	7,469	-	7,469
Total debt securities	-	156,230	8,737	164,967
Equity securities in financial institutions	915	-	-	915
Total	$915	$156,230	$8,737	$165,882
		December 31, 2021

(Dollar amounts in thousands)	Level I	Level II	Level III	Total

Assets measured on a recurring basis:
Subordinated debt	$-	$20,337	$12,200	$32,537
Obligations of states and political subdivisions	-	127,345	-	127,345
Mortgage-backed securities in government-sponsored entities	-	10,317	-	10,317
Total debt securities	-	157,999	12,200	170,199
Equity securities in financial institutions	818	-	-	818
Total	$818	$157,999	$12,200	$171,017

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
(Dollar amounts in thousands)
Subordinated debt
Balance as of January 1, 2022	$12,200
Transfers into Level III (1)	500
Transfers out of Level III (1)	(3,750)
Net unrealized holding gain on available-for-sale investment securities	(213)
Balance as of December 31, 2022	$8,737

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]
		December 31, 2022

	Level I	Level II	Level III	Total
(Dollar amounts in thousands)
Assets measured on a non-recurring basis:
Impaired loans	$-	$-	$1,143	$1,143
Other real estate owned	-	-	5,792	5,792

		December 31, 2021

	Level I	Level II	Level III	Total
(Dollar amounts in thousands)
Assets measured on a non-recurring basis:
Impaired loans	$-	$-	$4,162	$4,162

Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
	Quantitative Information about Level III Fair Value Measurements
(Dollar amounts in thousands)
	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
December 31, 2022
Impaired loans	$1,143	Appraisal of collateral (1)	Appraisal adjustments (2)	12.0%

Other real estate owned	$5,792	Appraisal of collateral (1)	Appraisal adjustments (2)	8.4%
	Quantitative Information about Level III Fair Value Measurements
(Dollar amounts in thousands)
	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
December 31, 2021
Impaired loans	$4,162	Appraisal of collateral (1)	Appraisal adjustments (2)	25.0%	to	72.2%	(36.6%)

Fair Value, by Balance Sheet Grouping [Table Text Block]
	December 31, 2022
	Carrying				Total
	Value	Level I	Level II	Level III	Fair Value
	(in thousands)
Financial assets:
Net loans	$1,338,434	$-	$-	$1,298,814	$1,298,814

Financial liabilities:
Deposits	$1,402,019	$1,163,999	$-	$231,218	$1,395,217
Other borrowings	12,059	-	-	12,059	12,059
	December 31, 2021
	Carrying				Total
	Value	Level I	Level II	Level III	Fair Value
	(in thousands)
Financial assets:
Loans held for sale	$1,051	$-	$1,051	$-	$1,051
Net loans	967,349	-	-	961,645	961,645

Financial liabilities:
Deposits	$1,166,610	$967,885	$-	$199,503	$1,167,388
Other borrowings	12,901	-	-	12,901	12,901